Accounting Policies - Schedule of Impact of IFRS 9 Adoption Recognised as a Decrease to Retained Earnings with Correspond Decrease in Net Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained earnings
Income tax		£ 92	£ (13)	£ 222
Non-current assets
Deferred income tax assets		(60)	(95)
Current assets
Trade and other receivables		(1,178)	£ (1,110)
Assets classified as held for sale		£ (648)
Increase (decrease) due to application of IFRS 9 [member]
Retained earnings
Provision for losses against trade debtors	£ (13)
Income tax	3
Total impact at 1 January 2018	(10)
Non-current assets
Deferred income tax assets	3
Current assets
Trade and other receivables	(12)
Assets classified as held for sale	(1)
Total impact at 1 January 2018	£ (10)